Guarantor Financial Information	12 Months Ended
Jan. 31, 2018
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Guarantor Financial Information
Guarantor Financial Information
Conn's, Inc. is a holding company with no independent assets or operations other than its investments in its subsidiaries. The Senior Notes, which were issued by Conn's, Inc., are fully and unconditionally guaranteed on a joint and several senior unsecured basis by the Guarantors. As of January 31, 2018 and 2017, the direct or indirect subsidiaries of Conn's, Inc. that were not Guarantors (the "Non-Guarantor Subsidiaries") were the VIEs and minor subsidiaries. There are no restrictions under the Indenture on the ability of any of the Guarantors to transfer funds to Conn's, Inc. in the form of dividends or distributions.
The following financial information presents the condensed consolidated balance sheet, statement of operations, and statement of cash flows for Conn's, Inc. (the issuer of the Senior Notes), the Guarantors, and the Non-Guarantor Subsidiaries, together with certain eliminations. Investments in subsidiaries are accounted for by the parent company using the equity method for purposes of this presentation. Results of operations of subsidiaries are therefore reflected in the parent company's investment accounts and operations. The consolidated financial information includes financial data for:
(i) Conn’s, Inc. (on a parent-only basis),
(ii) Guarantors,
(iii) Non-Guarantor Subsidiaries, and
(iv) the parent company and the subsidiaries on a consolidated basis at January 31, 2018 and 2017 (after the elimination of intercompany balances and transactions).
Condensed Consolidated Balance Sheets as of January 31, 2018

(in thousands)	Conn's, Inc.	Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$—	$9,286	$—	$—	$9,286
Restricted cash	—	1,550	85,322	—	86,872
Customer accounts receivable, net of allowance	—	177,117	459,708	—	636,825
Other accounts receivable	—	71,186	—	—	71,186
Inventories	—	211,894	—	—	211,894
Other current assets	—	68,621	15,212	(19,879)	63,954
Total current assets	—	539,654	560,242	(19,879)	1,080,017
Investment in and advances to subsidiaries	735,272	209,903	—	(945,175)	—
Long-term portion of customer accounts receivable, net of allowance	—	195,606	455,002	—	650,608
Property and equipment, net	—	143,152	—	—	143,152
Deferred income taxes	21,565	—	—	—	21,565
Other assets	—	5,457		—	5,457
Total assets	$756,837	$1,093,772	$1,015,244	$(965,054)	$1,900,799
Liabilities and Stockholders' Equity
Current liabilities:
Current maturities of capital lease obligations	$—	$907	$—	$—	$907
Accounts payable	—	71,617	—	—	71,617
Accrued expenses	686	66,370	6,723	(4,667)	69,112
Other current liabilities	—	32,685	5,002	(15,212)	22,475
Total current liabilities	686	171,579	11,725	(19,879)	164,111
Deferred rent	—	87,003	—	—	87,003
Long-term debt and capital lease obligations	221,083	81,043	787,979	—	1,090,105
Other long-term liabilities	—	18,875	5,637	—	24,512
Total liabilities	221,769	358,500	805,341	(19,879)	1,365,731
Stockholders' equity:
Total stockholders' equity	535,068	735,272	209,903	(945,175)	535,068
Total liabilities and stockholders' equity	$756,837	$1,093,772	$1,015,244	$(965,054)	$1,900,799

Deferred income taxes related to tax attributes of the Guarantors and Non-Guarantor Subsidiaries are reflected under Conn's, Inc.
Condensed Consolidated Statements of Operations for the year ended January 31, 2018

(in thousands)	Conn's, Inc.	Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Total net sales	$—	$1,191,967	$—	$—	$1,191,967
Finance charges and other revenues	—	173,539	150,525	—	324,064
Servicing fee revenue	—	63,372	—	(63,372)	—
Total revenues	—	1,428,878	150,525	(63,372)	1,516,031
Costs and expenses:
Cost of goods sold	—	720,344	—	—	720,344
Selling, general and administrative expense	—	460,698	53,087	(63,372)	450,413
Provision for bad debts	—	42,677	174,198	—	216,875
Charges and credits	—	13,331	—	—	13,331
Total costs and expenses	—	1,237,050	227,285	(63,372)	1,400,963
Operating income (loss)	—	191,828	(76,760)	—	115,068
Interest expense	17,772	15,978	46,410	—	80,160
Loss on extinguishment of debt	—	349	2,925	—	3,274
Income (loss) before income taxes	(17,772)	175,501	(126,095)	—	31,634
Provision (benefit) for income taxes	(14,141)	139,647	(100,335)	—	25,171
Net income (loss)	(3,631)	35,854	(25,760)	$—	6,463
Income (loss) from consolidated subsidiaries	10,094	(25,760)	—	15,666	—
Consolidated net income (loss)	$6,463	$10,094	$(25,760)	$15,666	$6,463

Condensed Consolidated Statements of Cash Flows for the year ended January 31, 2018

(in thousands)	Conn's, Inc.	Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$(3,318)	$(925,182)	$979,022	$—	$50,522
Cash flows from investing activities:
Purchase of customer accounts receivables	—	—	(1,112,903)	1,112,903	—
Sale of customer accounts receivables	—	1,112,903	—	(1,112,903)	—
Purchase of property and equipment	—	(16,918)	—	—	(16,918)
Net cash provided by (used in) investing activities	—	1,095,985	(1,112,903)	—	(16,918)
Cash flows from financing activities:
Proceeds from issuance of asset-backed notes	—	—	1,042,034	—	1,042,034
Payments on asset-backed notes	—	(77,104)	(922,923)	—	(1,000,027)
Borrowings from revolving credit facility	—	1,717,012	—	—	1,717,012
Payments on revolving credit facility	—	(1,817,512)	—	—	(1,817,512)
Payment of debt issuance costs and amendment fees	—	(3,268)	(10,606)	—	(13,874)
Proceeds from stock issued under employee benefit plans	3,318	—	—	—	3,318
Tax Payments associated with equity-based compensation transactions	—	(1,182)	—	—	(1,182)
Payments from extinguishment of debt	—	(836)	—	—	(836)
Other	—	(643)	—	—	(643)
Net cash provided by (used in) financing activities	3,318	(183,533)	108,505	—	(71,710)
Net change in cash, cash equivalents and restricted cash	—	(12,730)	(25,376)	—	(38,106)
Cash, cash equivalents and restricted cash, beginning of period	—	23,566	110,698	—	134,264
Cash, cash equivalents and restricted cash, end of period	$—	$10,836	$85,322	$—	$96,158

Condensed Consolidated Balance Sheets as of January 31, 2017

(in thousands)	Conn's, Inc.	Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$—	$23,566	$—	$—	$23,566
Restricted cash	—	—	110,698	—	110,698
Customer accounts receivable, net of allowance	—	173,054	529,108	—	702,162
Other accounts receivable	—	69,286	—	—	69,286
Inventories	—	164,856	—	—	164,856
Other current assets	—	21,505	7,368	(11,768)	17,105
Total current assets	—	452,267	647,174	(11,768)	1,087,673
Investment in and advances to subsidiaries	678,149	220,107	—	(898,256)	—
Long-term portion of customer accounts receivable, net of allowance	—	295,522	320,382	—	615,904
Property and equipment, net	—	159,202	—	—	159,202
Deferred income taxes	71,442	—	—	—	71,442
Other assets	—	6,913	—	—	6,913
Total assets	$749,591	$1,134,011	$967,556	$(910,024)	$1,941,134
Liabilities and Stockholders' Equity
Current liabilities:
Current maturities of capital lease obligations	$—	$849	$—	$—	$849
Accounts payable	—	101,612	—	—	101,612
Accrued expenses	686	40,287	6,525	(4,399)	43,099
Other current liabilities	—	25,230	3,961	(7,370)	21,821
Total current liabilities	686	167,978	10,486	(11,769)	167,381
Deferred rent	—	87,957	—	—	87,957
Long-term debt and capital lease obligations	219,768	179,044	745,581	—	1,144,393
Other long-term liabilities	—	20,883	2,730	—	23,613
Total liabilities	220,454	455,862	758,797	(11,769)	1,423,344
Stockholders' equity:
Total stockholders' equity	529,137	678,149	208,759	(898,255)	517,790
Total liabilities and stockholders' equity	$749,591	$1,134,011	$967,556	$(910,024)	$1,941,134

Condensed Consolidated Statement of Operations for the year ended January 31, 2017

(in thousands)	Conn's, Inc.	Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Total net sales	$—	$1,314,471	$—	$—	$1,314,471
Finance charges and other revenues	—	117,028	165,349	—	282,377
Servicing fee revenue	—	60,149	—	(60,149)	—
Total revenues	—	1,491,648	165,349	(60,149)	1,596,848
Costs and expenses:
Cost of goods sold	—	823,082	—	—	823,082
Selling, general and administrative expense	—	460,076	60,969	(60,149)	460,896
Provision for bad debts	—	6,974	235,320	—	242,294
Charges and credits	—	6,478	—	—	6,478
Total costs and expenses	—	1,296,610	296,289	(60,149)	1,532,750
Operating income (loss)	—	195,038	(130,940)	—	64,098
Interest expense	17,708	13,379	67,528	—	98,615
Loss on extinguishment of debt	—	—	—	—	—
Income (loss) before income taxes	(17,708)	181,659	(198,468)	—	(34,517)
Provision (benefit) for income taxes	(4,594)	47,129	(51,490)	—	(8,955)
Net income (loss)	(13,114)	134,530	(146,978)	—	(25,562)
Income (loss) from consolidated subsidiaries	(12,448)	(146,978)	—	159,422	—
Consolidated net income (loss)	$(25,562)	$(12,448)	$(146,978)	$159,422	$(25,562)

Condensed Consolidated Statement of Cash Flows for the year ended January 31, 2017

(in thousands)	Conn's, Inc.	Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$(1,268)	$(723,018)	$929,457	$—	$205,171
Cash flows from investing activities:
Purchase of customer accounts receivables	—	—	(923,842)	923,842	—
Sale of customer accounts receivables	—	923,842	—	(923,842)	—
Purchase of property and equipment	—	(46,556)	—	—	(46,556)
Proceeds from sales of property	—	10,806	—	—	10,806
Net cash provided by (used in) investing activities	—	888,092	(923,842)	—	(35,750)
Cash flows from financing activities:
Proceeds from issuance of asset-backed notes	—	—	1,067,850	—	1,067,850
Payments on asset-backed notes	—	—	(1,032,842)	—	(1,032,842)
Borrowings from revolving credit facility	—	724,697	—	—	724,697
Payments on revolving credit facility	—	(876,404)	—	—	(876,404)
Payment of debt issuance costs and amendment fees	—	(1,215)	(8,501)	—	(9,716)
Proceeds from stock issued under employee benefit plans	1,268	—	—	—	1,268
Tax Payments associated with equity-based compensation transactions	—	(40)	—	—	(40)
Other	—	(800)	—	—	(800)
Net cash provided by (used in) financing activities	1,268	(153,762)	26,507	—	(125,987)
Net change in cash, cash equivalents and restricted cash	—	11,312	32,122	—	43,434
Cash, cash equivalents and restricted cash, beginning of period	—	12,254	78,576	—	90,830
Cash, cash equivalents and restricted cash, end of period	$—	$23,566	$110,698	$—	$134,264

Condensed Consolidated Statement of Operations for the year ended January 31, 2016.

(in thousands)	Conn's, Inc.	Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Total net sales	$—	$1,322,589	$—	$—	$1,322,589
Finance charges and other revenues	—	201,494	89,095	—	290,589
Servicing fee revenue	—	28,395	—	(28,395)	—
Total revenues	—	1,552,478	89,095	(28,395)	1,613,178
Costs and expenses:
Cost of goods sold	—	833,126	—	—	833,126
Selling, general and administrative expense	—	436,115	28,395	(28,395)	436,115
Provision for bad debts	—	169,831	52,346	—	222,177
Charges and credits	—	8,044	—	—	8,044
Total costs and expenses	—	1,447,116	80,741	(28,395)	1,499,462
Operating income	—	105,362	8,354	—	113,716
(Income) loss from consolidated subsidiaries	—	—	—		—
Interest expense	19,189	15,551	28,366	—	63,106
Loss on extinguishment of debt	483	884	—	—	1,367
Income (loss) before income taxes	(19,672)	88,927	(20,012)	—	49,243
(Benefit) provision for income taxes	(7,346)	33,207	(7,473)	—	18,388
Net income (loss)	(12,326)	55,720	(12,539)	—	30,855
Income (loss) from consolidated subsidiaries	43,181	(12,539)	—	30,642	—
Consolidated net income (loss)	$30,855	$43,181	$(12,539)	$30,642	$30,855
Condensed Consolidated Statement of Cash Flows for the year ended January 31, 2016.

(in thousands)	Conn's, Inc.	Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$15,201	$(651,895)	$464,425	$—	$(172,269)
Cash flows from investing activities:
Purchase of customer accounts receivables	—	—	(1,076,106)	1,076,106	—
Sale of customer accounts receivables	—	1,076,106	—	(1,076,106)	—
Purchase of property and equipment	—	(63,405)	—	—	(63,405)
Proceeds from sales of property	—	5,647	—	—	5,647
Net change in intercompany	160,739	—	—	(160,739)	—
Net cash provided by (used in) investing activities	160,739	1,018,348	(1,076,106)	(160,739)	(57,758)
Cash flows from financing activities:
Proceeds from issuance of asset-backed notes	—	—	1,118,000	—	1,118,000
Payments on asset-backed notes	—	483	(400,233)	—	(399,750)
Borrowings from revolving credit facility	—	606,288	—	—	606,288
Payments on revolving credit facility	—	(805,193)	—	—	(805,193)
Repurchase of senior notes	(22,965)	—	—	—	(22,965)
Payment of debt issuance costs and amendment fees	(3,847)	(4,419)	(27,510)	—	(35,776)
Repurchases of common stock	(151,781)	—	—	—	(151,781)
Proceeds from stock issued under employee benefit plans	2,653	—	—	—	2,653
Net change in intercompany	—	(160,739)	—	160,739	—
Tax Payments associated with equity-based compensation transactions	—	(1,726)	—	—	(1,726)
Payment from extinguishment of debt		(483)			(483)
Other	—	(633)	—	—	(633)
Net cash (used in) provided by financing activities	(175,940)	(366,422)	690,257	160,739	308,634
Net change in cash, cash equivalents and restricted cash	—	31	78,576	—	78,607
Cash, cash equivalents and restricted cash, beginning of period	—	12,223	—	—	12,223
Cash, cash equivalents and restricted cash, end of period	$—	$12,254	$78,576	$—	$90,830